Schedule of Investments (unaudited)	iShares® MSCI Chile ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 21.5%
Banco de Chile	493,276,699	$51,343,941
Banco de Credito e Inversiones SA	619,207	23,002,360
Banco Santander Chile	437,758,881	21,895,119
Itau CorpBanca Chile SA	4,984,359,726	12,525,493
		108,766,913
Beverages — 5.7%
Cia. Cervecerias Unidas SA	2,133,769	15,231,401
Vina Concha y Toro SA	8,507,082	13,425,766
		28,657,167
Electric Utilities — 8.4%
Enel Americas SA	239,224,021	25,896,357
Enel Chile SA	347,383,806	8,902,519
Engie Energia Chile SA	15,808,406	7,589,179
		42,388,055
Food & Staples Retailing — 5.7%
Cencosud SA	11,933,483	19,128,806
SMU SA	76,902,757	9,522,636
		28,651,442
Independent Power and Renewable Electricity Producers — 2.3%
Colbun SA	155,260,818	11,591,833

Marine — 4.0%
Cia. Sud Americana de Vapores SA	148,126,106	20,320,068

Metals & Mining — 3.0%
CAP SA	1,168,486	14,958,402

Multiline Retail — 4.0%
Falabella SA	6,845,826	20,045,564

Oil, Gas & Consumable Fuels — 4.5%
Empresas COPEC SA	2,897,306	23,003,146

Paper & Forest Products — 4.5%
Empresas CMPC SA	13,047,181	22,554,946

Real Estate Management & Development — 3.1%
Cencosud Shopping SA	2,434,852	2,592,312
Parque Arauco SA	11,163,613	10,832,661

Security	Shares	Value
Real Estate Management & Development (continued)
Plaza SA	2,517,650	$2,445,305
		15,870,278
Water Utilities — 3.9%
Aguas Andinas SA, Class A	56,528,754	11,854,342
Inversiones Aguas Metropolitanas SA	16,628,339	8,155,401
		20,009,743
Wireless Telecommunication Services — 1.9%
Empresa Nacional de Telecomunicaciones SA	2,634,985	9,849,245

Total Common Stocks — 72.5%
(Cost: $365,962,020)		366,666,802

Preferred Stocks

Beverages — 2.7%
Embotelladora Andina SA, Class B, Preference Shares, NVS	6,802,675	13,622,197

Chemicals — 23.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	1,096,445	117,115,814

Total Preferred Stocks — 25.8%
(Cost: $43,717,444)		130,738,011

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(a)(b)	1,200,000	1,200,000

Total Short-Term Securities — 0.3%
(Cost: $1,200,000)		1,200,000

Total Investments in Securities — 98.6%
(Cost: $410,879,464)		498,604,813

Other Assets Less Liabilities — 1.4%		7,220,395

Net Assets — 100.0%		$505,825,208

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,120,000	$80,000	(a)	$—	$—	$—	$1,200,000	1,200,000	$1,287	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Chile ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	72	06/17/22	$3,828	$122,180

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$366,666,802	$—	$—	$366,666,802
Preferred Stocks	130,738,011	—	—	130,738,011
Money Market Funds	1,200,000	—	—	1,200,000
	$498,604,813	$—	$—	$498,604,813
Derivative financial instruments(a)
Assets
Futures Contracts	$122,180	$—	$—	$122,180

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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